Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Summary of Information of Reportable Segments

The table below shows the segment information provided to the CODM for the reportable segments for the years ended 31 December 2023, 2022, and 2021.

	Marketplaces
	Singapore	Vietnam	Malaysia	Other Asia	Fintech and Data	Total reportable segments
	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000
2023
Revenue from external customers	85,988	17,130	27,740	13,210	6,067	150,135

Adjusted EBITDA	65,300	778	14,803	2,962	(9,299)	74,544

2022
Revenue from external customers	69,241	24,040	25,388	12,192	5,064	135,925

Adjusted EBITDA	47,626	5,470	10,208	(259)	(7,344)	55,701

2021
Revenue from external customers	55,891	18,767	14,315	8,361	3,377	100,711

Adjusted EBITDA	33,355	2,063	(10,440)	(1,232)	(4,634)	19,112

Schedule Of reconciliation of adjusted EBITDA to loss before income tax

A reconciliation of adjusted EBITDA to loss before income tax is provided as follows:

	2023	2022*	2021
	S$’000	S$’000	S$’000

Adjusted EBITDA of reportable segments	74,544	55,701	19,112
Headquarters cost	(55,632)	(52,376)	(29,484)
Changes in fair value of warrant liabilities, preferred shares and embedded derivatives	4,122	23,341	(124,146)
Finance income/(costs) - net	7,320	(680)	(13,453)
Depreciation and amortisation expense	(23,905)	(21,190)	(14,032)
Impairment	(5,536)	—	(8)
Share grant and option expenses	(5,400)	(5,524)	(10,470)
Others losses - net	(2,476)	(1,471)	(815)
Business acquisition transaction and integration cost	(2,156)	(4,378)	(8,380)
Legal and professional expenses incurred for IPO	—	(16,570)	(6,070)
Share listing expense	—	(104,950)	—
Restructuring cost	(2,183)	—	—
Loss before income tax	(11,302)	(128,097)	(187,746)

*Certain amounts in the prior year have been re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the acquisition of Sendtech in October 2022.